Stockholder's Equity (Details) (USD $)				0 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 05, 2013	Dec. 05, 2013 Initial capitalization Sole stockholder
Stockholder's equity
Common stock, shares authorized	1,000	1,000	1,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock issued (in shares)				1,000
Common stock, issue price (in dollars per share)				$ 1.00